Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Current assets:
Cash and cash equivalents		$ 106,437	$ 138,023	$ 184,452
Financial assets at amortized cost		11,229	10,358	5,140
Financial assets at fair value through profit or loss		0	521	5,017
Accounts receivable, net		189,279	188,774	192,534
Inventories		162,561	135,200	149,748
Income taxes receivable		72	53	43
Restricted deposit		164,326	147,000	138,200
Other receivable from related parties		2,780	3,250	7,150
Other current assets		17,731	39,442	17,152
Total current assets		654,415	662,621	699,436
Financial assets at fair value through profit or loss		9,768	1,600	10,562
Financial assets at fair value through other comprehensive income		791	1,522	1,680
Equity method investments		4,064	10,739	2,362
Property, plant and equipment, net		111,067	84,575	47,309
Deferred tax assets		13,904	7,713	7,256
Goodwill		28,138	28,138	28,138
Other intangible assets, net		10,778	2,899	3,781
Restricted deposit	[1]	130	470	124
Other non-current assets		3,623	2,916	1,573
Total non current assets		182,263	140,572	102,785
Total assets		836,678	803,193	802,221
Current liabilities:
Short-term borrowings		184,000	147,000	138,000
Financial liability at amortized cost		5,071	4,837	0
Accounts payable		150,500	139,933	142,269
Accounts payable to related party		0	0	576
Income taxes payable		6,007	7,285	14,674
Other payable to related party		3,797	2,200	0
Other current liabilities		41,780	42,471	31,257
Total current liabilities		391,155	343,726	326,776
Financial liability at amortized cost		0	0	4,524
Net defined benefit liabilities		151	1,152	1,064
Deferred tax liabilities		1,759	111	1,281
Other non-current liabilities		1,326	4,616	1,438
Total liabilities		394,391	349,605	335,083
Equity
Ordinary shares		107,010	107,010	107,010
Additional paid-in capital		104,749	104,427	103,473
Treasury shares		(8,819)	(8,878)	(9,020)
Accumulated other comprehensive income		(549)	(446)	(1,554)
Retained earnings		244,157	253,210	266,811
Equity attributable to owners of Himax Technologies, Inc.		446,548	455,323	466,720
Noncontrolling interests		(4,261)	(1,735)	418
Total equity		442,287	453,588	467,138
Total liabilities and equity		$ 836,678	$ 803,193	$ 802,221

[1]	The pledged assets are booked as restricted deposits and classified as current or noncurrent by its liquidity.